Financial Instruments with Off-Balance Sheet Risk (Tables)	12 Months Ended
Dec. 31, 2016
Financial Instruments with off-Balance Sheet Risk [Abstract]
Summary of Financial Instrument Commitments

A summary of the Company’s financial instrument commitments is as follows (in thousands):

	December 31,
	2016	2015
Commitments to grant loans	$56,095	$42,619
Unfunded commitments under lines of credit	3,889	4,661
Outstanding letters of credit	2,300	2,586